Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes

(20) Income Taxes

Cayman Islands Tax

Under the current Cayman Island laws, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

PRC Tax

Shandong Fuwei, being a Hi-Tech Enterprise in the Weifang Hi-Tech Industrial Zone in Shandong, the PRC, has been granted preferential tax treatments by the Tax Bureau of the PRC. According to the PRC Income Tax Law and various approval documents issued by the Tax Bureau, Shandong Fuwei's profit was taxed at a rate of 15%. In 2014, Fuwei Films failed to be designated as a Hi-Tech Enterprise and it became subject to a standard enterprise income tax at a rate of 25% in 2014 and 2015.

If our subsidiary Shandong Fuwei was not entitled to a reduced enterprise income tax, or EIT, rate of 15% for the year ended December 31, 2013, 2012 and 2011, it would have had an EIT rate of 25%, net income and basic and diluted earnings per share would be reduced by the following amounts:

	2013		2012	2011
	RMB	US$	RMB	RMB
Net income	-	-	-	(2,499)
Earnings per share
- Basic	-	-	-	(0.19)
- Diluted	-	-	-	(0.19)

The Group had minimal operations in jurisdictions other than the PRC. Net (loss) income before income taxes consists of:

	2015		2014	2013
	RMB	US$	RMB	RMB
Cayman Islands	(2,379)	(367)	(2,267)	(2,144)
British Virgin Islands	(3)	(1)	(3)	(3)
PRC	(59,677)	(9,212)	(69,772)	(66,860)
U.S.A	(9)	(1)	(42)	48
	(62,068)	(9,581)	(72,084)	(68,959)

The Company has no material unrecognized tax benefit which would favorably affect the income taxes in future periods and does not believe there will be any significant increases or decreases within the next twelve months. No interest or penalties have been accrued at the date of adoption. As of December 31, 2015, we do not have any accrued liability for uncertain tax positions.

Shandong Fuwei was designated as a High-and-New Tech Enterprise in December 2008 and retained its status as a high-tech enterprise for three years commencing from 2011 enjoying a favorable corporate tax rate during the term from January 1, 2011 to December 31, 2013 pursuant to the Enterprise Income Tax Law. In 2014, Fuwei Films failed to be designated as High-and-New Tech Enterprise. Accordingly, the deferred taxes as of December 31, 2015 have been calculated employing the statutory rate of Shandong Fuwei of 25%.

Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2013	-	10,007	10,007

Year ended December 31, 2014	1,043	(303)	740

Year ended December 31, 2015	-	(7,000)	(7,000)
Year ended December 31, 2015 (US$)	-	(1,081)	(1,081)

Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of 25%, 15%, 15% (the statutory tax rate of the Company's principal subsidiary) for the year ended December 31, 2015, 2014 and 2013 for the following reasons:

	2015		2014	2013
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(62,068)	(9,581)	(72,084)	(68,959)

Computed “expected” tax expense	(218)	(34)	(218)	(218)
Non-deductible expenses	-	-	-	-
Non-taxable income	218	34	218	131
Tax holiday	-	-	-	87
Tax effect of deferred tax and tax rates differential	(7,000)	(1,081)	740	10,007

Actual income tax benefit (expense)	(7,000)	(1,081)	740	10,007

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2015 and 2014 are presented below.

	December 31,2015		December 31,2014
	RMB	US$	RMB
Current
Accounts receivable	187	29	206
Other receivables	-	-	1,060
Inventory impairment	1,251	193	1,528
Estimated Loss due to Product Warranty	-	-	-
	1,438	222	2,794
Non-current
Property, plant and equipment, principally due to differences in depreciation	1,763	272	1,998
Construction in progress, principally due to capitalized interest	(4,819)	(743)	(5,212)
Lease prepayments, principally due to differences in charges	(587)	(91)	(604)
Allowance for advanced to supplier-long term	27	4	68
Net loss carryforward	13,729	2,119	19,507
	10,113	1,561	15,757
Net deferred income tax assets	11,551	1,783	18,551

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Considering the level of historical performance of Shandong Fuwei, we only recognized deferred tax assets for the loss of 2015 after considering the possibility of realizing the benefits under the conservatism principle.